Bank loan (Tables)	12 Months Ended
Feb. 28, 2025
Debt Disclosure [Abstract]
Schedule of maturities	The maturities schedule is as follows:
	Amount	Amount
	S$	US$
Year ending February 28,
2026	3,442	2,551

Total	3,442	2,551
Less: current portion	(3,442)	(2,551)
Long-term portion	-	-